Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance at beginning	$ 2,504	$ 2,510
Acquisition	8	9
Impact of foreign exchange	(28)	(15)
Balance at ending	2,484	2,504
Agricultural Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	1,657	1,671
Acquisition	8
Impact of foreign exchange	(3)	(14)
Balance at ending	1,662	1,657
Construction Equipment Segment [Member]
Goodwill [Line Items]
Balance at beginning	606	597
Acquisition		9
Impact of foreign exchange	(11)
Balance at ending	595	606
Commercial Vehicles Segment [Member]
Goodwill [Line Items]
Balance at beginning	71	69
Impact of foreign exchange	(10)	2
Balance at ending	61	71
Powertrain Segment [Member]
Goodwill [Line Items]
Balance at beginning	6	6
Acquisition		0
Impact of foreign exchange	(1)	0
Balance at ending	5	6
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	164	167
Impact of foreign exchange	(3)	(3)
Balance at ending	$ 161	$ 164